As filed with the Securities and Exchange Commission on April 9, 2018

File Nos. 33-18647

811-05398

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

__________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 73 X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 74 X

________________________________

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(800) 221-5672

________________________________

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copies of communications to:

Paul M. Miller

Seward & Kissel LLP

901 K Street, NW

Suite 800

Washington, D.C. 20001

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[_]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2018 pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on (date) pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 73 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 74 under the Investment Company Act of 1940, as amended), to the registration statement on Form N-1A (the “Registration Statement”) of AB Variable Products Series Fund, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until May 1, 2018, the effectiveness of Registrant’s Post-Effective Amendment No. 72 relating solely to the Class A and Class B shares of AB Balanced Wealth Strategy Portfolio, filed on February 8, 2018, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 73 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement.

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 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 9th day of April, 2018.

AB VARIABLE PRODUCTS SERIES FUND, INC.

By:	/s/ Robert M. Keith
Robert M. Keith President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

(1)	Principal Executive Officer:

	Robert M. Keith* Robert M. Keith	President and Chief Executive Officer	April 9, 2018

(2)	Principal Financial and Accounting Officer:

	/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	April 9, 2018

(3)	All of the Directors:

Michael J. Downey*
William H. Foulk, Jr.*
Nancy P. Jacklin*
Robert M. Keith*
Carol C. McMullen*
Garry L. Moody*
Marshall C. Turner, Jr.*
Earl D. Weiner*

	*By: /s/ Eric C. Freed Eric C. Freed (Attorney-in-fact)		April 9, 2018

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